EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 29, 2012
EMPLOYEE BENEFIT PLANS

NOTE H – EMPLOYEE BENEFIT PLANS

Long-Term Incentive Plan

During 2007, the Company’s Board of Directors adopted, and the shareholders approved, the Office Depot, Inc. 2007 Long-Term Incentive Plan (the “Plan”). The Plan permits the issuance of stock options, stock appreciation rights, restricted stock, restricted stock units, performance-based, and other equity-based incentive awards. The option exercise price for each grant of a stock option shall not be less than 100% of the fair market value of a share of common stock on the date the option is granted. Options granted under the Plan become exercisable from one to five years after the date of grant, provided that the individual is continuously employed with the Company. All options granted expire no more than ten years following the date of grant. Employee share-based awards are generally issued in the first quarter of the year.

Long-Term Incentive Stock Plan

During 2010, the Company implemented a one-time voluntary stock option exchange program that had been approved by the Company’s Board of Directors and the shareholders. The fair value exchange program resulted in the tender of 3.8 million shares of eligible options in exchange for approximately 1.4 million of newly-issued options. No additional compensation expense resulted from this value-for-value exchange; however, the remaining unamortized compensation expense was subject to amortization over the three year vesting period. The new options have an exercise price of $5.13, which was the closing price of Office Depot, Inc. common stock on the date of the exchange. The fair value of the exchanged shares was $2.97 per share. The new options are listed separately in the tables below.

A summary of the activity in the stock option plans for the last three years is presented below.

	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	19,059,176	$6.90	20,021,044	$7.49	24,202,715	$11.81
Granted	82,000	3.22	3,680,850	4.53	5,140,900	8.11
Granted – option exchange	—	—	—	—	1,350,709	5.13
Cancelled	(4,512,372)	14.51	(3,567,513)	9.46	(4,510,682)	21.57
Cancelled – option exchange	—	—	—	—	(3,739,557)	22.85
Exercised	(2,050,733)	0.88	(1,075,205)	0.86	(2,423,041)	0.95

Outstanding at end of year	12,578,071	$5.25	19,059,176	$6.90	20,021,044	$7.49

The weighted-average grant date fair values of options granted during 2012, 2011, and 2010 were $1.86, $2.25, and $3.89, respectively, using the following weighted average assumptions for grants:

•	Risk-free interest rates of 0.94% for 2012, 1.97% for 2011, and 2.32% for 2010

•	Expected lives of 4.5 years for all three years

•	A dividend yield of zero for all three years

•	Expected volatility ranging from 72% to 74% for 2012, 67% to 77% for 2011, and 64% to 73% for 2010

•	Forfeitures are anticipated at 5% and are adjusted for actual experience over the vesting period

The following table summarizes information about options outstanding at December 29, 2012.

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.85 $5.12	6,936,143	3.82	$2.11	5,105,443	3.36	$1.44
5.13 (option exchange)	739,478	3.48	5.13	541,019	3.14	5.13
5.14 10.00	3,790,993	3.55	7.65	2,676,641	3.09	7.83
10.01 15.00	751,659	1.17	11.31	751,659	1.17	11.31
15.01 25.00	87,501	0.61	17.45	87,501	0.61	17.45
25.01 33.61	272,297	1.00	31.44	272,297	1.00	31.44

$0.85 $33.61	12,578,071	3.48	$5.25	9,434,560	3.00	$5.26

The intrinsic value of options exercised in 2012, 2011 and 2010, was $4.0 million, $3.8 million, and $11.9 respectively.

As of December 29, 2012, there was approximately $3.4 million of total stock-based compensation expense that has not yet been recognized relating to non-vested awards granted under option plans. This expense, net of forfeitures, is expected to be recognized over a weighted-average period of approximately 1.25 years. Of the 3.1 million unvested shares, the Company estimates that 3.0 million shares, or 97%, will vest. The number of exercisable shares was 9.4 million shares of common stock at December 29, 2012 and 10.8 million shares of common stock at December 31, 2011.

Restricted Stock and Restricted Stock Units

Restricted stock grants typically vest annually over a three-year service period; however, share grants made to the Company’s Board of Directors vest immediately and are free of restrictions.

In 2012, the Company granted 4.0 million shares of restricted stock and restricted stock units to eligible employees. These grants typically vest one-third annually on the grant date anniversary. Included in the 2012 grant is one award of 500,000 shares that will vest in two equal installments on December 31, 2012 and April 30, 2014. In addition, 336,000 shares were granted to the Board of Directors as part of their annual compensation and vested immediately. A summary of the status of the Company’s nonvested shares and changes during 2012, 2011 and 2010 is presented below.

	2012		2011		2010
	Shares	Weighted Average Grant- Date Price	Shares	Weighted Average Grant- Date Price	Shares	Weighted Average Grant- Date Price
Nonvested at beginning of year	2,612,876	$3.96	496,059	$10.39	1,318,162	$13.21
Granted	4,018,253	3.26	2,890,943	3.96	173,387	8.01
Vested	(695,751)	3.45	(594,876)	9.00	(741,007)	14.19
Forfeited	(475,478)	3.79	(179,250)	4.97	(254,483)	11.31

Nonvested at end of year	5,459,900	$3.52	2,612,876	$3.96	496,059	$10.39

As of December 29, 2012, there was approximately $10.1 million of total unrecognized compensation cost related to nonvested restricted stock. This expense, net of forfeitures, is expected to be recognized over a weighted-average period of approximately 2 years. Of the 5.5 million unvested shares at year end, the Company estimates that 5.0 million shares will vest. The total grant date fair value of shares vested during 2012 was approximately $2.4 million.

Performance-Based Incentive Program

During 2012, the Company implemented a performance-based long-term incentive program consisting of performance stock units and performance cash. Payouts under this program are based on achievement of certain financial targets set by the Board of Directors, and are subject to additional service vesting requirements, generally of three years from the grant date. In total, 2.1 million performance stock units were granted under the program. Based on 2012 performance, 1.0 million shares were earned and will be subject to the vesting requirements; all remaining shares were forfeited.

The Company also granted $15.0 million in performance cash under the program described above. Based on 2012 performance, $5.6 million was considered earned and the remaining $9.4 million was forfeited. The vesting of the performance cash is identical to the vesting for the performance stock units discussed above.

Long-Term Incentive Cash Plan

During 2012, certain of the Company’s employees were eligible to receive time-vested long-term incentive cash. Approximately $6 million was granted in March of 2012 with a three-year ratable vesting schedule. Awards vest on each of the first three anniversaries following the grant date. As of December 29, 2012 there was approximately $5.5 million that remained outstanding.

Retirement Savings Plans

Eligible Company employees may participate in the Office Depot, Inc. Retirement Savings Plan (“401(k) Plan”), which was approved by the Board of Directors. This plan allows those employees to contribute a percentage of their salary, commissions and bonuses in accordance with plan limitations and provisions of Section 401(k) of the Internal Revenue Code. Company matching contributions were suspended by the compensation and benefits committee of the Board of Directors during 2010. The committee reinstated the Company matching provisions at 50% of the first 4% of an employee’s contributions, subject to the limits of the 401(k) Plan, effective with the first pay period beginning in 2011. Matching contributions are invested in the same manner as the participants’ pre-tax contributions. The 401(k) Plan also allows for a discretionary matching contribution in addition to the normal match contributions if approved by the Board of Directors.

Office Depot also sponsors the Office Depot, Inc. Non-Qualified Deferred Compensation Plan that, until December 2009, permitted eligible highly compensated employees, who were limited in the amount they could contribute to the 401(k) Plan, to alternatively defer a portion of their salary, commissions and bonuses up to maximums and under restrictive conditions specified in this plan and to participate in Company matching provisions. The matching contributions to the deferred compensation plan were allocated to hypothetical investment alternatives selected by the participants. The compensation and benefits committee of the Board of Directors amended the plan to eliminate the predetermined matching contributions effective with the first payroll period beginning in 2009. In October 2009, the plan was amended the plan to no longer accept new deferrals.

During 2012, 2011, and 2010, $7.3 million, $7.2 million and $80.2 thousand, respectively, was recorded as compensation expense for Company contributions to these programs and certain international retirement savings plans. Additionally, nonparticipating annuity premiums were paid for benefits in certain European countries totaling $5.0 million, $5.0 million and $4.7 million in 2012, 2011, and 2010, respectively.

Pension Plan

The Company has a defined benefit pension plan which is associated with a 2003 European acquisition and covers a limited number of employees in Europe. During 2008, curtailment of that plan was approved by the trustees and future service benefits ceased for the remaining employees.

The sale and purchase agreement (“SPA”) associated with the 2003 European acquisition included a provision whereby the seller was required to pay an amount to the Company if the acquired pension plan was determined to be underfunded based on 2008 plan data. The unfunded obligation amount calculated by the plan’s actuary based on that data was disputed by the seller. In accordance with the SPA, the parties entered into arbitration to resolve this matter and, in March 2011, the arbitrator found in favor of the Company. The seller pursued an annulment of the award in French court. In November 2011, the seller paid GBP 5.5 million ($8.8 million, measured at then-current exchange rates) to the Company to allow for future monthly payments to the pension plan, pending a court ruling on their cancellation request. That money was placed in an escrow account with the pension plan acting as trustee. On January 6, 2012, the Company and the seller entered into a settlement agreement that settled all claims by either party for this and any other matter under the original SPA. The seller paid an additional GBP 32.2 million (approximately $50 million, measured at then-current exchange rates) to the Company in February 2012. Following this cash receipt in February 2012, the Company contributed the GBP 37.7 million (approximately $58 million at then-current exchange rates) to the pension plan, resulting in the plan changing from an unfunded liability position at December 31, 2011 to a net asset position at December 29, 2012 as shown in table below. There are no additional funding requirements while the plan is in a surplus position.

This pension provision of the SPA was disclosed in 2003 and subsequent periods as a matter that would reduce goodwill when the plan was remeasured and cash received. However, all goodwill associated with this transaction was impaired in 2008, and because the remeasurement process had not yet begun, no estimate of the potential payment to the Company could be made at that time. Consistent with disclosures subsequent to the 2008 goodwill impairment, resolution of this matter in the first quarter of 2012 was reflected as a credit to operating expense. The cash received from the seller, reversal of an accrued liability as a result of the settlement agreement, fees incurred in 2012, and fee reimbursement from the seller have been reported in Recovery of purchase price in the Consolidated Statements of Operations for 2012, totaling $68.3 million. An additional expense of $5.2 million of costs incurred in prior periods related to this arrangement is included in General and administrative expenses, resulting in a net increase in operating profit for 2012 of $63.1 million. Similar to the presentation of goodwill impairment in 2008, this recovery and related charge is reported at the corporate level, not part of International Division operating income.

The cash payment from the seller was received by a subsidiary of the Company with the Euro as its functional currency and the pension plan funding was made by a subsidiary with Pound Sterling as its functional currency, resulting in certain translation differences between amounts reflected in the Consolidated Statements of Operations and the Consolidated Statements of Cash Flows for 2012. The receipt of cash from the seller is presented as a source of cash in investing activities. The contribution of cash to the pension plan is presented as a use of cash in operating activities.

The following table provides a reconciliation of changes in the projected benefit obligation, the fair value of plan assets and the funded status of the plan to amounts recognized on the Company’s Consolidated Balance Sheets:

(In thousands)	December 29, 2012	December 31, 2011
Changes in projected benefit obligation:
Obligation at beginning of period	$182,364	$177,195
Service cost	—	—
Interest cost	8,639	9,838
Benefits paid	(4,545)	(4,118)
Actuarial gain (loss)	14,287	(1,558)
Currency translation	7,114	1,007

Obligation at valuation date	207,859	182,364
Changes in plan assets:
Fair value at beginning of period	132,787	132,022
Actual return (loss) on plan assets	22,413	(1,259)
Company contributions	58,987	5,293
Benefits paid	(4,545)	(4,118)
Currency translation	6,285	849

Plan assets at valuation date	215,927	132,787

Net asset (liability) recognized at end of period	$8,068	$(49,577)

In the Consolidated Balance Sheets, the net funded amount at December 29, 2012 is classified as a non-current asset in the caption Other assets and the net unfunded balance at December 31, 2011 was included in Deferred taxes and other long-term liabilities. Included in OCI were deferred losses of $3.9 million and $1.0 million at December 29, 2012 and December 31, 2011, respectively. The deferred loss is not expected to be amortized into income during 2012.

The components of net periodic cost (benefit) are presented below:

(In thousands)	2012	2011	2010
Service cost	$—	$—	$—
Interest cost	8,639	9,838	10,466
Expected return on plan assets	(10,674)	(9,336)	(8,039)

Net periodic pension cost (benefit)	$(2,035)	$502	$2,427

Assumptions used in calculating the funded status included:

	2012	2011	2010
Long-term rate of return on plan assets	6.00%	6.00%	6.77%
Discount rate	4.40%	4.70%	5.40%
Salary increases	—	—	—
Inflation	3.00%	3.00%	3.40%

The plan’s investment policies and strategies are to ensure assets are available to meet the obligations to the beneficiaries and to adjust plan contributions accordingly. The plan trustees are also committed to reducing the level of risk in the plan over the long term, while retaining a return above that of the growth of liabilities.

The long-term rate of return on assets assumption has been derived based on long-term UK government fixed income yields, having regard to the proportion of assets in each asset class. The funds invested in equities have been assumed to return 4.0% above the return on UK government securities of appropriate duration. Funds invested in corporate bonds are assumed to return equal to a 15 year AA bond index. Allowance is made for expenses of 0.5% of assets.

The allocation of assets is as follows:

	Percentage of Plan Assets			Target Allocation
	2012	2011	2010
Equity securities	64%	70%	73%	65%
Debt securities	36%	30%	27%	35%

Total	100%	100%	100%

The fair value of plan assets by asset category is as follows:

(In thousands)		Fair Value Measurements at December 29, 2012
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities
Developed market equity funds	$72,169	$72,169	$—	$—
Emerging market equity funds	66,519	—	66,519	—

Total equity securities	138,688	72,169	66,519	—

Debt securities
UK debt funds	11,866	—	11,866	—
Liability term matching debt funds	65,373	—	65,373	—

Total debt securities	77,239	—	77,239	—

Total	$215,927	$72,169	$143,758	$—

(In thousands)		Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities
Developed market equity funds	$86,601	$86,601	$—	$—
Emerging market equity funds	5,311	1,487	3,824	—

Total equity securities	91,912	88,088	3,824	—

Debt securities				—
UK debt funds	30,439	—	30,439	—
Liability term matching debt funds	10,436	—	10,436	—

Total debt securities	40,875	—	40,875	—

Total	$132,787	$88,088	$44,699	$—

Anticipated benefit payments, at December 29, 2012 exchange rates, are as follows:

(In thousands)
2013	$4,764
2014	4,906
2015	5,053
2016	5,204
2017	5,361
Next five years	29,316